Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2021	2022	2023
Zim Integrated Shipping Services Ltd.	-	21%	23%
Maersk Line A/S	21%	21%	23%
Sealand Maersk Asia Pte. Ltd.	-	21%	15%
Asyad Line LLC	-	-	11%
CMA CGM, Marseille	24%	11%	10%
Vasi Shipping Pte. Ltd., Singapore	15%	-	-